Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 5,235	$ 4,619
Accounts receivable (net of allowance for doubtful accounts of $485 and $488)	11,317	11,458
Inventories and contracts in progress, net	9,865	10,330
Future income tax benefits, current	1,931	1,964
Other assets, current	1,410	1,071
Total Current Assets	29,758	29,442
Customer financing assets	978	1,156
Future income tax benefits	1,494	1,236
Fixed assets, net	9,276	8,866
Goodwill	27,796	28,168
Intangible assets, net	15,560	15,521
Other assets	6,427	6,205
Total Assets	91,289	90,594
Liabilities and Equity
Short-term borrowings	126	388
Accounts payable	6,967	6,965
Accrued liabilities	14,006	15,335
Long-term debt currently due	1,796	112
Total Current Liabilities	22,895	22,800
Long-term debt	17,872	19,741
Future pension and postretirement benefit obligations	6,683	3,444
Other long-term liabilities	11,135	11,279
Total Liabilities	58,585	57,264
Commitments and contingent liabilities (Notes 5 and 17)
Redeemable noncontrolling interest	140	111
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,423,684 and 1,417,724 shares issued	15,300	14,764
Treasury Stock— 514,309 and 501,038 common shares at average cost	(21,922)	(20,431)
Retained earnings	44,611	40,539
Unearned ESOP shares	(115)	(126)
Total Accumulated other comprehensive loss	(6,661)	(2,880)
Total Shareowners' Equity	31,213	31,866
Noncontrolling interest	1,351	1,353
Total Equity	32,564	33,219
Total Liabilities and Equity	$ 91,289	$ 90,594